Blackstone Strategic Credit 2027 Term Fund

Portfolio of Investments

September 30, 2025 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 121.80%
Aerospace & Defense - 3.16%
ATLAS CC ACQUISITION CORP, First Lien Term Loan:
3M SOFR + 4.25%, 05/01/2029	$4,169,581	$2,419,670
3M SOFR + 5.12%, 05/29/2029	598,524	347,333
Kaman 1/25 Cov-Lite TLB, First Lien Term Loan, 6M CME TERM + 3.00%, 02/26/2032	2,226,460	2,221,883
Kaman 1/25 Delayed TL 1L, First Lien Term Loan, 3M SOFR + 2.75%, 02/26/2032(b)	20,164	20,123
KARMAN HLDGS LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/01/2032(c)	2,136,964	2,150,320
Novaria Holdings, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/06/2031	2,509,541	2,516,342
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	5,696,146	4,818,598
Signia Aerospace LLC, First Lien Term Loan:
3M SOFR + 7.30%, 12/11/2031	1,556,594	1,561,458
3M SOFR + 2.75%, 12/11/2031	95,476	95,774
Transdigm Inc, First Lien Term Loan, 3M SOFR + 2.50%, 08/13/2032	1,708,683	1,708,768
		17,860,269
Air Freight & Logistics - 0.67%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/08/2030	1,290,431	1,295,141
Jetblue 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.75%, 08/27/2029	1,560,015	1,501,124
Savage Enterprises LLC, First Lien Term Loan, 1M SOFR + 2.50%, 08/05/2032	960,850	962,825
		3,759,090
Auto Components - 0.37%
Belron Finance 2019 LLC, First Lien Term Loan, 3M SOFR + 2.50%, 10/16/2031	2,092,942	2,106,034

Automobile Components - 1.36%
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 07/29/2029	4,297,723	4,341,474
Tenneco, Inc., First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 11/17/2028	3,423,993	3,361,128
		7,702,602
Beverages - 0.32%
SAZERAC CO INC, First Lien Term Loan, 1M SOFR + 2.50%, 12/31/2035	1,775,430	1,788,258

Broadline Retail - 0.40%
Peer Hldg III BV, First Lien Term Loan:
3M SOFR + 2.50%, 10/28/2030	588,396	589,826
3M SOFR + 3.25%, 07/01/2031	1,636,935	1,640,691
		2,230,517
Building Products - 1.56%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	2,663,185	2,604,010
Miter Brands Acquisition Holdco Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/28/2031	2,712,192	2,725,563
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/30/2029	1,729,974	1,619,887
Resideo Funding Inc, First Lien Term Loan, 3M SOFR + 2.00%, 08/13/2032	891,708	893,103
Sunbelt Transformer 10/24, First Lien Term Loan, 3M SOFR + 4.25%, 10/24/2031	952,567	956,535
		8,799,098
Business Equipment & Services - 0.02%
ThoughtWorks, Inc., First Lien Incremental Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 03/24/2028	139,556	137,166

Capital Markets - 7.04%
Apex Group Treasury LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/27/2032	3,917,811	3,839,455
Aretec Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	3,208,398	3,211,895
Ascensus Holdings, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 08/02/2028	2,194,167	2,195,078
Citadel Securities Global Holdings LLC, First Lien Term Loan, 1M SOFR + 2.00%, 10/31/2031	1,218,926	1,222,589

	Principal
	Amount	Value
Capital Markets (continued)
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	$5,586,214	$5,607,665
FOCUS FINL PARTNERS LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/15/2031	4,369,096	4,375,082
GTCR Everest Borrower LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/05/2031	3,713,565	3,717,910
Hudson River Trading LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/18/2030	2,529,641	2,536,648
ITG Communications LLC, First Lien Term Loan, 3M SOFR + 9.09%, 07/01/2031	1,577,000	1,560,741
Jane Street Group LLC, First Lien Term Loan, 3M SOFR + 2.00%, 12/15/2031	1,984,375	1,972,598
Jump Financial LLC, First Lien Term Loan, 3M SOFR + 7.50%, 02/26/2032	165,394	166,738
June Purchaser, LLC, First Lien Term Loan, 3M SOFR + 3.25%, 11/28/2031	1,036,773	1,041,091
Kestra Advisor Services Holdings A, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 03/22/2031	249,930	250,281
Orion US Finco, First Lien Term Loan, 3M SOFR + 7.43%, 05/20/2032	1,661,518	1,671,902
OSAIC HOLDINGS INC TL 1L, First Lien Term Loan, 3M SOFR + 3.00%, 07/17/2032	4,188,512	4,190,899
Osttra Group LTD, First Lien Term Loan, 3M SOFR + 9.82%, 05/03/2033	479,260	483,252
Saphilux Sarl, First Lien Term Loan, 3M SOFR + 3.00%, 07/18/2028	314,638	316,309
Superannuation and Investments US LLC, First Lien Term Loan, 3M SOFR + 3.00%, 12/01/2028	280,336	282,123
Victory Capital Holdings Inc, First Lien Term Loan, 3M SOFR + 2.00%, 09/10/2032	1,092,374	1,091,696
		39,733,952
Chemicals - 2.36%
Barentz Intl BV, First Lien Term Loan, 3M SOFR + 3.25%, 03/03/2031	1,990,013	1,994,739
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 3.75%, 10/04/2029	3,046,153	3,036,009
Fortis 333 Inc, First Lien Term Loan, 3M SOFR + 3.50%, 03/29/2032	1,256,850	1,252,137
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	1,129,372	1,061,892
Nouryon Finance BV, First Lien Term Loan, 1M SOFR + 3.25%, 04/03/2028	2,695,270	2,703,140
Olympus Water US Holding Corp, First Lien Term Loan, 3M SOFR + 7.12%, 07/26/2032	565,008	561,782
Solstice Advanced Materials Inc, First Lien Term Loan, 3M SOFR + 5.77%, 09/16/2032	695,324	697,066
Vibrantz Technologies, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/21/2029	2,480,818	2,010,716
		13,317,481
Commercial Services & Supplies - 6.60%
Action Environmental Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 10/24/2030(c)	4,834,288	4,840,331
Allied Universal Holdco LLC, First Lien Term Loan, 1M SOFR + 3.25%, 08/20/2032	8,199,763	8,239,860
Anticimex Global AB, First Lien Term Loan, 3M SOFR + 3.40%, 0.50% Floor, 11/16/2028	276,995	278,242
Armor Holdco, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 12/11/2028	3,302,771	3,308,551
Belfor Holdings Inc, First Lien Term Loan, 3M SOFR + 2.75%, 11/04/2030	760,348	764,629
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	216,653	216,653
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	4,007,163	4,007,163
LSF12 Crown US Commercial Bidco, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 12/02/2031	4,288,653	4,300,725
MillerKnoll Inc, First Lien Term Loan, 3M SOFR + 2.25%, 08/09/2032	481,243	481,142
Minimax Viking GmbH, First Lien Term Loan, 1M SOFR + 2.25%, 03/17/2032	927,138	929,455
Prime Sec Services Borrower LLC, First Lien Term Loan, 3M SOFR + 1.75%, 03/08/2032	2,770,770	2,748,909
Protection One/ADT 11/24, First Lien Term Loan, 6M SOFR + 2.00%, 10/13/2030	3,923,768	3,918,589
Tidal Waste 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.00%, 10/24/2031	2,507,400	2,525,165
TRC Companies 1/25, First Lien Term Loan, 3M SOFR + 3.00%, 12/08/2028	704,590	706,426
		37,265,840
Communications Equipment - 0.11%
Viavi Solutions Inc, First Lien Term Loan, 3M SOFR + 0.00%, 06/11/2032	595,685	598,044

Construction & Engineering - 1.17%
Aegion 1/25 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 05/17/2028	2,464,668	2,470,830
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 2.25%, 09/29/2031	1,164,307	1,165,582
socotec us holding inc, First Lien Term Loan, 3M SOFR + 6.39%, 06/02/2031	2,023,382	2,041,086
TECTA AMERICA CORP, First Lien Term Loan, 1M SOFR + 3.00%, 02/18/2032	935,813	940,492
		6,617,990
Construction Materials - 1.14%
Green Infrastructure Partners Inc, First Lien Term Loan, 3M SOFR + 6.75%, 09/18/2032	1,001,934	1,004,128
QUIKRETE HLDGS INC, First Lien Term Loan, 1M SOFR + 2.25%, 02/10/2032	4,701,318	4,703,716

	Principal
	Amount	Value
Construction Materials (continued)
Tamko Building Products LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/20/2030	$726,661	$729,611
		6,437,455
Consumer Finance - 0.59%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/19/2031	3,343,661	3,343,661

Containers & Packaging - 3.85%
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 07/18/2029	1,338,402	1,345,790
Berlin Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/09/2031	2,078,877	2,087,505
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan:
1M SOFR + 3.25%, 04/01/2032	4,910,352	4,908,339
3M SOFR + 7.41%, 04/01/2032(b)	2,582	2,581
Iris Holding, Inc., First Lien Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 06/28/2028	4,726,405	4,600,021
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	1,351,741	1,358,499
Supplyone 3/24, First Lien Term Loan, 3M SOFR + 3.50%, 04/19/2031	2,206,114	2,218,866
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2031	2,522,022	2,512,942
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	2,773,948	2,729,163
		21,763,706
Distributors - 1.25%
Boots Group Finco LP, First Lien Term Loan, 3M SOFR + 3.50%, 08/30/2032	646,687	649,245
Burgess Point Purchaser Corp., First Lien Term Loan, 1M SOFR + 5.25%, 07/25/2029	4,205,090	3,669,277
S&S Holdings LLC, First Lien Initial Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 03/11/2028	1,907,657	1,904,252
S&S Holdings LLC, First Lien Term Loan, 1M SOFR + 5.00%, 10/01/2031	847,761	824,448
		7,047,222
Diversified Consumer Services - 0.87%
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	3,201,250	2,781,294
KUEHG Corp, First Lien Term Loan, 3M SOFR + 2.75%, 06/12/2030	137,143	137,214
St. George’s University Scholastic Services LLC, First Lien Term Loan B Term Loan, 3M SOFR + 2.75%, 0.50% Floor, 02/10/2029	2,006,074	1,978,701
		4,897,209
Diversified Telecommunication Services - 1.56%
Cable & Wireless 1/25 B7, First Lien Term Loan, 3M SOFR + 3.25%, 02/02/2032	3,833,075	3,800,340
Radiate Holdco, LLC, First Lien Term Loan 09/25/2029	2,673,241	$2,165,325
Ufinet/Zacapa 10/24 TL, First Lien Term Loan, 3M SOFR + 3.75%, 03/22/2029	2,370,555	2,376,778
Zayo Group Holdings Inc., First Lien Term Loan, 3M SOFR + 7.77%, 09/01/2032	482,349	469,487
		8,811,930
Electric Utilities - 2.26%
Alpha Generation LLC, First Lien Term Loan, 1M SOFR + 2.00%, 09/30/2031	3,422,018	3,421,590
COGENTRIX FIN HOLDCO I LLC, First Lien Term Loan, 3M SOFR + 2.25%, 02/26/2032	1,316,960	1,320,608
Lightning Power 8/24 TLB, First Lien Term Loan, 3M SOFR + 2.25%, 08/18/2031	4,394,590	4,396,524
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 3M SOFR + 1.75%, 04/16/2031	3,633,471	3,637,903
		12,776,625
Electrical Equipment - 1.47%
Arcline FM Holdings LLC, First Lien Term Loan, 3M SOFR + 7.58%, 09/01/2032	779,319	780,659
DG Investment Intermediate Holdings 2 Inc, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2032	2,767,080	2,779,767
DG INVT INTER HLDGS 2 INC, First Lien Term Loan, 3M SOFR + 5.50%, 07/25/2033	1,093,387	1,090,653
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.50%, 07/01/2031	1,651,626	1,633,343
WEC US Holdings Ltd., First Lien Term Loan, 3M SOFR + 2.25%, 01/27/2031	1,994,962	1,997,865
		8,282,287
Electronic Equipment, Instruments & Components - 0.58%
Project Aurora US Finco Inc, First Lien Term Loan, 3M SOFR + 6.71%, 09/27/2032	686,890	689,036
QNITY ELECTRS INC, First Lien Term Loan, 3M SOFR + 6.23%, 08/12/2032	1,632,056	1,634,096

	Principal
	Amount	Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp, First Lien Term Loan, 3M SOFR + 6.24%, 08/09/2032	$973,969	$973,969
		3,297,101
Energy Equipment & Services - 0.68%
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.00%, 03/26/2031	3,823,741	3,841,426

Entertainment - 1.44%
Endeavor 1/25 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 03/24/2032	4,710,321	4,721,508
EP Purcasher, LLC, First Lien Term Loan, 1M SOFR + 3.50%, 11/06/2028	1,883,789	1,778,607
EP Purchaser LLC, First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 11/06/2028	599,420	557,461
Opry Entertainment/OEG, First Lien Term Loan, 1M SOFR + 3.50%, 06/30/2031	1,079,524	1,087,620
		8,145,196
Financial Services - 2.51%
Corpay Technologies Operating Company, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 04/28/2028	1,314,745	1,314,134
Inmar Inc, First Lien Term Loan, 1M SOFR + 4.50%, 10/30/2031	295,346	295,439
ION Platform Finance US Inc, First Lien Term Loan 09/30/2032(c)	4,465,841	4,437,929
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 06/02/2028	3,621,586	3,498,108
Shift4 Payments LLC, First Lien Term Loan, 3M SOFR + 2.75%, 06/30/2032	1,001,166	1,009,927
Synechron Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/03/2031	3,134,250	3,126,414
UFC Holdings LLC, First Lien Term Loan, 3M SOFR + 6.04%, 11/21/2031	464,185	465,410
		14,147,361
Food Products - 1.30%
FRONERI INTL LTD, First Lien Term Loan, 3M SOFR + 2.50%, 07/16/2032	1,955,289	1,953,500
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.00%, 09/30/2031	3,661,134	3,639,021
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 3M SOFR + 4.00%, 1.00% Floor, 12/18/2026	1,728,627	1,740,243
		7,332,764
Gas Utilities - 0.32%
CQP Holdco LP, First Lien Term Loan, 3M SOFR + 2.00%, 0.50% Floor, 12/31/2030	1,795,500	1,797,574

Ground Transportation - 0.56%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 1.75%, 04/10/2031	3,183,442	3,174,592

Health Care Equipment & Supplies - 1.43%
Embecta Corp, TLB, First Lien Term Loan, 1M SOFR + 3.00%, 03/30/2029	2,845,595	2,848,455
Hanger Inc., First Lien Term Loan:
1M SOFR + 3.50%, 10/23/2031(b)	25,662	25,748
1M SOFR + 3.50%, 10/23/2031	1,328,721	1,333,206
WS Audiology AS, First Lien Term Loan, 3M SOFR + 7.80%, 02/28/2029	3,870,265	3,860,589
		8,067,998
Health Care Providers & Services - 6.89%
Agiliti Health, Inc., First Lien Term Loan, 3M SOFR + 3.00%, 05/01/2030	2,815,616	2,706,511
CHG Healthcare Services Inc, First Lien Term Loan, 3M SOFR + 2.75%, 09/29/2028	3,109,945	3,114,237
Global Medical Response Inc, First Lien Term Loan, 3M SOFR + 3.50%, 09/01/2032	9,045,229	9,058,163
Heartland Dental LLC, First Lien Term Loan, 3M SOFR + 3.75%, 08/09/2032	2,411,183	2,409,990
Inception Holdco Sarl, First Lien Term Loan, 3M SOFR + 8.05%, 09/01/2032	2,156,751	2,172,926
MED ParentCo LP, First Lien Term Loan, 1M SOFR + 3.25%, 04/15/2031	66,051	66,262
Medical Solutions Holdings, Inc., First Lien Term Loan, 3M SOFR + 7.91%, 11/01/2028	3,547,586	2,731,642
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	3,557,666	3,324,763
ONEX TSG INTERMEDIATE CORP, First Lien Term Loan, 3M SOFR + 3.75%, 07/26/2032	1,290,613	1,299,144
OUTCOMES GROUP HOLDING INC, First Lien Term Loan, 3M SOFR + 3.00%, 05/06/2031	1,991,906	2,005,421
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	1,968,559	1,887,130
R1 RCM 10/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 11/19/2031	121,105	121,202
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 4.50%, 06/30/2032	4,524,359	4,522,006
Southern Veterinary Partners LLC, First Lien Term Loan, 3M SOFR + 6.37%, 12/04/2031	991,217	990,498
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 10/01/2028	1,495,287	1,495,055

	Principal
	Amount	Value
Health Care Providers & Services (continued)
US Fertility 10/24 Delayed TL 1L, First Lien Term Loan, 3M SOFR + 2.25%, 10/07/2031	$43,607	$43,771
US Fertility 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.50%, 10/07/2031	959,353	962,951
		38,911,672
Health Care Technology - 0.97%
Cotiviti, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 03/28/2032	1,887,669	1,856,995
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	3,680,529	3,629,001
		5,485,996
Hotels, Restaurants & Leisure - 6.76%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/23/2030	2,561,406	2,556,065
Alterra Mountain Co, First Lien Term Loan, 1M SOFR + 2.50%, 05/31/2030	334,436	335,483
Bally’s Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	3,911,941	3,809,253
BINGO HLDGS I LLC, First Lien Term Loan, 3M SOFR + 8.75%, 06/30/2032	2,187,581	2,191,005
Caesars Entertainment, Inc., First Lien Term Loan:
1M SOFR + 2.25%, 0.50% Floor, 02/06/2030	1,090,183	1,089,894
1M SOFR + 2.25%, 0.50% Floor, 02/06/2031	3,306,257	3,302,818
Cedar Fair LP, First Lien Term Loan, 1M SOFR + 2.00%, 05/01/2031	502,098	499,587
Entain Holdings Gibraltar Ltd, First Lien Term Loan, 3M SOFR + 2.25%, 10/31/2029	3,760,811	3,764,572
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	4,747,857	4,746,386
Flutter Entertainment Public Limited, First Lien Term Loan, 3M SOFR + 4.32%, 06/04/2032	570,337	570,617
Flutter Financing BV, First Lien Term Loan, 3M SOFR + 1.75%, 0.50% Floor, 11/29/2030	1,613,539	1,611,118
Flynn Restaurant Group LP, First Lien Term Loan, 1M SOFR + 3.75%, 01/28/2032	4,740,145	4,753,109
Herschend Entertainment Co LLC, First Lien Term Loan, 1M SOFR + 3.25%, 05/27/2032	777,087	780,972
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	2,474,855	2,474,163
MOTION FINCO LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/12/2029	913,995	823,281
TURQUOISE TOPCO LIMITED, First Lien Term Loan, 3M SOFR + 7.55%, 08/13/2032	2,454,664	2,459,279
VOYAGER PARENT LLC, First Lien Term Loan, 3M SOFR + 4.75%, 07/01/2032	2,394,000	2,401,793
		38,169,395
Household Durables - 1.44%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	5,682,759	4,775,449
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan, 1M SOFR + 2.50%, 10/20/2028	2,480,620	2,420,329
Weber-Stephen Products LLC, First Lien Term Loan, 3M SOFR + 7.77%, 09/17/2032	915,854	907,556
		8,103,334
Insurance - 2.97%
Achilles 1/25 TL 1L, First Lien Term Loan, 1M SOFR + 3.00%, 07/02/2031	348,120	348,562
Alera Group Inc, First Lien Term Loan, 1M SOFR + 3.25%, 05/31/2032	3,189,598	3,205,084
Alera Group Inc, Second Lien Term Loan, 1M SOFR + 5.50%, 05/30/2033	952,636	982,259
Baldwin Insurance Group Holdings LLC, First Lien Term Loan, 1M SOFR + 2.50%, 05/27/2031	2,106,236	2,110,627
CRC Insurance Group LLC, First Lien Term Loan, 3M SOFR + 2.75%, 05/06/2031	839,057	840,370
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	6,220,910	6,222,839
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 2.75%, 02/18/2031	521,565	522,180
Trucordia Insurance Holdings LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/17/2032	1,766,266	1,772,889
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	756,284	771,530
		16,776,340
Interactive Media & Services - 1.65%
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028	1,515,888	1,522,050
Project Boost Purchaser, LLC aka JD Power/Autodata, First Lien Term Loan, 3M SOFR + 3.00%, 07/16/2031	974,979	973,390
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 1M SOFR + 2.75%, 07/08/2031	4,868,495	4,783,297
WH BORROWER LLC, First Lien Term Loan, 3M SOFR + 4.75%, 02/20/2032	2,010,960	2,015,666
		9,294,403
IT Services - 1.21%
Endurance Intl Group Hldgs Inc TLB 1L, First Lien Term Loan, 3M SOFR + 3.61%, 02/10/2028(c)	4,914,322	3,562,883

	Principal
	Amount	Value
IT Services (continued)
Virtusa Corp., First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 02/15/2029	$3,285,978	$3,253,119
		6,816,002
Life Sciences Tools & Services - 1.13%
Loire Finco Luxembourg Sa rl TLB, First Lien Term Loan, 3M SOFR + 4.00%, 01/21/2030	2,875,625	2,887,127
Phoenix Newco, Inc., First Lien Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 11/15/2028	3,491,206	3,498,119
		6,385,246
Machinery - 4.18%
ASP BLADE HLDGS INC, Second Lien Term Loan, 6M SOFR + 4.00%, 10/15/2029	1,562,024	1,218,769
Bettcher Industries, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 12/14/2028(c)	3,558,744	3,576,537
Cube Industrials 10/24, First Lien Term Loan, 3M SOFR + 3.25%, 10/17/2031	910,332	915,453
Husky Injection Molding Systems Ltd, First Lien Term Loan, 3M SOFR + 8.67%, 02/15/2029	1,459,569	1,465,240
Madison IAQ LLC, First Lien Term Loan, 6M SOFR + 3.25%, 0.50% Floor, 05/06/2032	3,397,472	3,417,941
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	4,331,050	3,603,434
TK Elevator Midco GmbH, First Lien Term Loan, 6M SOFR + 3.00%, 04/30/2030	1,995,000	2,002,212
Vertiv Group Corp, First Lien Term Loan, 3M SOFR + 1.75%, 08/12/2032	2,921,329	2,928,136
Victory Buyer LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/19/2028	4,445,125	4,465,373
		23,593,095
Media - 1.52%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan, 1M SOFR + 2.25%, 02/13/2032	2,225,318	2,224,861
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	2,666,714	2,678,381
MJH Healthcare Holdings LLC aka MJH Life Sciences, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	1,221,691	1,219,785
MJH Healthcare Holdings LLC, First Lien Term Loan, 3M SOFR + 2.75%, 01/29/2029	2,122,999	2,119,687
WASSERMAN MEDIA GROUP LLC, First Lien Term Loan, 3M SOFR + 4.32%, 06/23/2032	315,096	316,674
		8,559,388
Metals & Mining - 0.42%
Arsenal AIC Parent LLC, First Lien Term Loan, 1M SOFR + 2.75%, 08/18/2030	580,705	581,431
SCIH Salt Holdings, Inc., First Lien Incremental B-1 Term Loan, 6M SOFR + 4.00%, 0.75% Floor, 01/31/2029	1,790,977	1,794,891
		2,376,322
Mortgage Real Estate Investment Trusts (REITs) - 0.73%
Apollo Commercial Real Estate Finance Inc, First Lien Term Loan, 1M SOFR + 3.25%, 06/13/2030	977,371	985,010
KREF Holdings X LLC, First Lien Term Loan, 3M SOFR + 6.55%, 03/05/2032	928,870	928,485
STARWOOD PPTY MTG LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/02/2030	1,139,239	1,141,380
Starwood Property Mortgage LLC, First Lien Term Loan, 3M SOFR + 6.41%, 08/16/2032	1,042,070	1,045,004
		4,099,879
Multiline Retail - 0.17%
Peer Holding III B.V., First Lien Term Loan, 3M SOFR + 6.25%, 09/25/2032	947,743	949,819

Oil, Gas & Consumable Fuels - 2.31%
Buckeye Partners LP, First Lien Term Loan, 3M SOFR + 5.85%, 09/27/2032	1,600,093	1,603,814
COLOSSUS ACQUIRECO LLC, First Lien Term Loan, 3M SOFR + 1.75%, 07/30/2032	6,079,704	6,049,305
Freeport LNG Investments LLLP, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/21/2028	3,018,164	3,023,295
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 3M SOFR + 2.00%, 10/04/2030	1,006,095	1,006,724
Stonepeak Bayou Holdings LP, First Lien Term Loan, 3M SOFR + 6.73%, 09/24/2032(c)	773,914	773,914
WHITEWATER MATTERHORN HOLDING LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/16/2032	591,099	591,469
		13,048,521
Passenger Airlines - 1.42%
AAdvantage Loyalty IP, Ltd., First Lien Term Loan, 3M SOFR + 3.25%, 05/28/2032	1,079,491	1,085,563
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	893,096	891,609
American Airlines, Inc., First Lien Term Loan, 6M SOFR + 2.25%, 02/15/2028	2,667,956	2,667,396

	Principal
	Amount	Value
Passenger Airlines (continued)
VISTA MGMT HLDG INC, First Lien Term Loan, 3M SOFR + 3.75%, 04/01/2031	$3,318,990	$3,346,654
		7,991,222
Pharmaceuticals - 1.26%
Dechra Pharmaceuticals, First Lien Term Loan, 6M SOFR + 3.25%, 01/27/2032	895,500	898,486
OPAL US LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/23/2032	4,355,445	4,372,323
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	2,078,664	1,860,405
		7,131,214
Professional Services - 9.30%
Acuren Delaware Holdco, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 07/31/2031	477,353	479,023
AG Group Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 12/29/2028	3,885,590	3,451,375
AlixPartners LLP, First Lien Term Loan, 3M SOFR + 2.00%, 08/12/2032	729,069	724,968
Ankura Consulting Group LLC, First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 12/29/2031	2,837,419	2,823,232
BERKELEY RESH GROUP LLC, First Lien Term Loan, 3M SOFR + 3.25%, 04/30/2032	3,521,906	3,534,127
Camelot US Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.00%, 01/31/2031	2,500,000	2,487,500
Cast & Crew LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 12/29/2028	4,752,951	4,317,390
COHNREZNICK ADVISORY LLC, First Lien Term Loan, 3M SOFR + 4.00%, 03/31/2032	1,862,649	1,868,479
DTI Holdco Inc, First Lien Term Loan, 1M SOFR + 4.00%, 04/26/2029	1,122,187	1,002,960
Eisner Advisory Group LLC, First Lien Term Loan, 1M SOFR + 4.00%, 02/28/2031	1,814,762	1,827,955
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	2,983,333	3,007,111
First Advantage Holdings LL, First Lien Term Loan, 1M SOFR + 2.75%, 10/31/2031	2,528,322	2,473,811
Grant Thornton Advisors LLC, First Lien Term Loan:
1M SOFR + 3.00%, 05/30/2031	821,111	820,865
1M SOFR + 2.75%, 06/02/2031	393	391
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	1,388,996	1,249,131
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 06/27/2031	2,670,077	2,670,638
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/02/2031(c)	4,146,245	4,063,320
Ryan LLC., First Lien Term Loan, 3M SOFR + 3.50%, 11/08/2030	1,740,887	1,746,493
Secretariat Advisors LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/27/2032	870,091	872,815
Thevelia US LLC, First Lien Term Loan, 3M SOFR + 3.00%, 0.50% Floor, 06/18/2029	3,731,013	3,733,345
Trans Union LLC, First Lien Term Loan, 1M SOFR + 1.75%, 06/24/2031	1,396,465	1,396,905
TTF Holdings LLC, First Lien Term Loan, 6M SOFR + 3.75%, 07/18/2031	3,532,868	3,356,225
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/22/2029	4,534,384	3,917,390
VT Topco, Inc. 12/24 1L, First Lien Term Loan, 3M SOFR + 3.00%, 08/09/2030	686,653	666,698
		52,492,147
Real Estate Management & Development - 0.12%
Cushman & Wakefield US Borrower LLC, First Lien Term Loan, 1M SOFR + 2.75%, 01/31/2030	697,377	699,996

Semiconductors & Semiconductor Equipment - 1.13%
Altar Bidco, Inc., First Lien Term Loan, 3M SOFR + 3.10%, 0.50% Floor, 02/01/2029	4,312,981	4,317,919
MKS, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 08/17/2029	2,052,509	2,056,573
		6,374,492
Software - 18.09%
Avalara, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/29/2032	3,607,890	3,613,392
BEP Intermediate Holdco, First Lien Term Loan, 1M SOFR + 2.75%, 04/28/2031	1,158,819	1,164,619
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 3M SOFR + 5.75%, 07/02/2032	4,012,587	3,918,552
Boost Newco Borrower LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/31/2031	4,270,366	4,281,490
Boxer Parent Co., Inc., First Lien Term Loan, 3M SOFR + 3.00%, 07/30/2031	5,770,944	5,768,231
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	4,668,301	4,049,961
Cloud Software Group Inc, First Lien Term Loan:
3M SOFR + 3.25%, 08/13/2032	1,731,271	1,739,772
3M SOFR + 3.25%, 08/13/2032	3,086,528	3,099,507
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	3,178,603	3,135,549
Conga Corp., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/08/2028	886,536	877,670
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	2,714,744	2,723,227
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	5,357,527	5,174,219
Delta Topco, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 11/30/2029	2,610,983	2,586,022

	Principal
	Amount	Value
Software (continued)
Disco Parent Inc, First Lien Term Loan, 12M CME TERM + 3.25%, 08/06/2032	$655,319	$658,595
Finastra USA Inc, First Lien Term Loan, 3M SOFR + 4.00%, 07/30/2032	3,706,410	3,695,161
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	4,517,838	4,491,499
Genesys Cloud Services, Inc., First Lien Term Loan, 3M SOFR + 2.50%, 01/30/2032	505,976	503,393
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/19/2026	2,339,614	2,218,106
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	4,021,890	3,539,263
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 1M SOFR + 5.25%, 11/29/2030	3,170,438	3,168,457
IVANTI SOFTWARE INC, First Lien Term Loan, 3M SOFR + 5.75%, 06/01/2029	402,109	414,423
Ivanti Software, Inc., First Lien Term Loan:
3M SOFR + 11.79%, 06/01/2029	1,587,358	739,114
3M SOFR + 4.75%, 06/01/2029	798,403	667,066
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 3M SOFR + 6.75%, 07/27/2028	2,918,308	2,401,111
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	546,089	112,481
McAfee Corp., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	3,197,784	3,063,877
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	3,085,317	2,254,210
Perforce Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/02/2029	5,146,862	4,751,738
Project Alpha (Qlik), First Lien Term Loan, 3M SOFR + 3.75%, 10/26/2030	4,744,452	4,763,050
Project Alpha (Qlik), Second Lien Term Loan, 3M SOFR + 5.00%, 05/09/2033	812,463	808,401
Project Leopard Holdings, Inc., First Lien Term Loan, 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	4,149,561	3,754,481
Proofpoint Inc, First Lien Term Loan:
3M SOFR + 0.00%, 08/31/2028	263,635	264,998
3M SOFR + 3.00%, 08/31/2028	947,595	952,494
Pushpay USA INC, First Lien Term Loan, 3M SOFR + 4.195%, 08/18/2031	235,683	237,598
Rithum Holdings Inc, First Lien Term Loan, 3M SOFR + 4.75%, 07/21/2031	1,892,400	1,894,179
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 11/28/2028	258,414	259,276
SciQuest 10/24 2nd Lien, Second Lien Term Loan, 3M SOFR + 5.00%, 12/06/2032	2,520,000	2,521,575
Sophos Intermediate II, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 03/05/2027	1,989,508	1,994,611
STARLIGHT PARENT LLC, First Lien Term Loan, 3M SOFR + 4.00%, 04/16/2032	2,740,066	2,695,540
Storable Inc, First Lien Term Loan, 1M SOFR + 3.25%, 04/16/2031	938,219	942,520
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/24/2028	3,605,938	3,494,154
Webpros Luxembourg Sarl, First Lien Term Loan, 1M SOFR + 3.75%, 03/28/2031	858,360	863,192
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.50%, 02/14/2032	1,890,000	1,880,314
		102,137,088
Specialized REITs - 0.58%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	3,287,675	3,293,839

Specialty Retail - 3.62%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	1,117,342	1,118,180
Beach Acquisition Bidco LLC, First Lien Term Loan, 3M SOFR + 3.25%, 06/28/2032	785,101	789,847
EG America LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/07/2028	3,736,902	3,763,247
Great Outdoors Group LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	3,447,251	3,449,836
Mavis Tire Express Services Topco Corp., First Lien Term Loan, 3M SOFR + 3.00%, 0.75% Floor, 05/04/2028	1,279,239	1,280,570
RVR Dealership Holdings LLC, First Lien Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 02/08/2028	4,346,684	4,119,091
Spencer Spirit IH LLC, First Lien Term Loan, 1M SOFR + 4.75%, 07/15/2031	2,593,119	2,597,450
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	2,299,707	2,285,334
Valvoline, Inc., First Lien Term Loan, 3M SOFR + 2.00%, 03/19/2032	1,018,985	1,023,657
		20,427,212
Technology Hardware, Storage & Peripherals - 0.56%
SanDisk 12/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 02/20/2032	3,131,350	3,141,151

Textiles, Apparel & Luxury Goods - 0.89%
Cengage Learning, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 03/24/2031	5,058,039	5,051,186

	Principal
	Amount	Value
Thrifts & Mortgage Finance - 3.68%
ACCESS CIG LLC, First Lien Term Loan, 3M SOFR + 4.00%, 08/15/2030	$3,381,256	$3,395,592
Ahead 7/24 TLB3 1L, First Lien Term Loan, 3M SOFR + 2.75%, 02/01/2031	2,451,736	2,457,718
Asurion LLC, Second Lien Term Loan, 1M SOFR + 5.25%, 01/31/2028	1,837,164	1,793,531
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	5,863,456	5,350,404
Fortress Intermediate 3 Inc, First Lien Term Loan, 1M SOFR + 3.00%, 06/27/2031	4,670,850	4,700,042
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	1,494,581	1,493,827
Skopima Consilio Parent, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	1,845,275	1,572,525
		20,763,639
Trading Companies & Distributors - 1.85%
Kodiak Building Partners, First Lien Term Loan, 3M SOFR + 3.75%, 12/04/2031	3,288,276	3,278,230
MRC Global 10/24 TLB, First Lien Term Loan, 1M SOFR + 3.50%, 10/29/2031(c)	2,625,012	2,631,575
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	1,832,881	1,835,172
QXO Building Products, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 04/30/2032	668,820	675,180
White Cap Buyer LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/19/2029	2,043,188	2,045,916
		10,466,073
TOTAL FLOATING RATE LOAN INTERESTS
(Cost $698,267,702)		687,619,119

CORPORATE BONDS - 36.32%

Aerospace & Defense - 1.21%
AAR Escrow Issuer LLC, 6.750%, 03/15/2029(d)	264,000	271,957
Axon Enterprise, Inc., 6.125%, 03/15/2030(d)	44,000	45,299
Bombardier, Inc., 7.450%, 05/01/2034(d)	2,242,000	2,481,842
BWX Technologies, Inc., 4.125%, 04/15/2029(d)	1,364,000	1,321,744
TransDigm, Inc.:
6.750%, 08/15/2028(d)	100,000	102,031
6.375%, 03/01/2029(d)	2,053,000	2,101,556
6.000%, 01/15/2033(d)	143,000	144,711
6.375%, 05/31/2033(d)	360,000	364,947
		6,834,087
Air Freight & Logistics - 0.37%
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.875%, 09/20/2031(d)	1,904,000	1,932,802
Stonepeak Nile Parent LLC, 7.250%, 03/15/2032(d)	170,000	179,155
		2,111,957
Auto Components - 0.11%
ZF North America Capital, Inc., 6.875%, 04/23/2032(d)	640,000	613,182

Automobile Components - 0.82%
Forvia SE:
8.000%, 06/15/2030(d)	1,002,000	1,061,453
6.750%, 09/15/2033(d)	261,000	264,963
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032(d)	1,693,000	1,777,317
Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	764,000	775,799
Patrick Industries, Inc., 6.375%, 11/01/2032(d)	260,000	264,032
Tenneco, Inc., 8.000%, 11/17/2028(d)	480,000	481,222
		4,624,786
Automobiles - 0.35%
Adient Global Holdings, Ltd., 7.500%, 02/15/2033(d)	282,000	292,218
Aston Martin Capital Holdings, Ltd., 10.000%, 03/31/2029(d)	1,730,000	1,695,393
		1,987,611
Broadline Retail - 0.22%
Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	280,000	245,835

	Principal
	Amount	Value
Broadline Retail (continued)
Rakuten Group, Inc., 9.750%, 04/15/2029(d)	$894,000	$1,006,076
		1,251,911
Building Products - 0.29%
Griffon Corp., 5.750%, 03/01/2028	1,420,000	1,421,670
Resideo Funding, Inc., 6.500%, 07/15/2032(d)	228,000	233,963
		1,655,633
Capital Markets - 0.78%
AG Issuer LLC, 6.250%, 03/01/2028(d)	300,000	300,805
Aretec Group, Inc., 10.000%, 08/15/2030(d)	320,000	349,041
Jane Street Group / JSG Finance, Inc.:
7.125%, 04/30/2031(d)	180,000	188,942
6.750%, 05/01/2033(d)	720,000	748,378
Jefferies Finance LLC / JFIN Co.-Issuer Corp.:
5.000%, 08/15/2028(d)	275,000	265,922
6.625%, 10/15/2031(d)	140,000	141,043
Osaic Holdings, Inc., 6.750%, 08/01/2032(d)	121,000	125,072
Prospect Capital Corp., 3.437%, 10/15/2028	680,000	612,449
Stonex Escrow Issuer LLC, 6.875%, 07/15/2032(d)	658,000	677,817
StoneX Group, Inc., 7.875%, 03/01/2031(d)	942,000	991,387
		4,400,856
Chemicals - 0.59%
Cerdia Finanz GmbH, 9.375%, 10/03/2031(d)	140,000	148,575
Chemours Co.:
5.750%, 11/15/2028(d)	265,000	258,719
4.630%, 11/15/2029(d)	954,000	862,719
8.000%, 01/15/2033(d)	370,000	368,298
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(d)	699,000	698,413
INEOS Quattro Finance 2 PLC, 9.625%, 03/15/2029(d)	250,000	247,692
Methanex Corp., 5.125%, 10/15/2027	70,000	70,135
Solstice Advanced Materials, Inc., 5.625%, 09/30/2033(d)	335,000	336,316
Tronox, Inc., 4.625%, 03/15/2029(d)	534,000	348,847
		3,339,714
Commercial Services & Supplies - 1.08%
Cimpress PLC, 7.375%, 09/15/2032(d)	770,000	768,279
Clean Harbors, Inc., 5.750%, 10/15/2033(d)	273,000	275,601
Deluxe Corp., 8.000%, 06/01/2029(d)	1,128,000	1,126,452
Enviri Corp., 5.750%, 07/31/2027(d)	947,000	940,190
Pitney Bowes, Inc., 7.250%, 03/15/2029(d)	1,470,000	1,494,994
RB Global Holdings, Inc., 6.750%, 03/15/2028(d)	1,000,000	1,023,596
RR Donnelley & Sons Co., 9.500%, 08/01/2029(d)	460,000	471,863
		6,100,975
Communications Equipment - 0.18%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 7.875%, 02/03/2030(d)	140,000	144,436
Ciena Corp., 4.000%, 01/31/2030(d)	80,000	76,396
Viavi Solutions, Inc., 3.750%, 10/01/2029(d)	840,000	794,892
		1,015,724
Construction & Engineering - 0.28%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032(d)	625,000	632,004
Tutor Perini Corp., 11.880%, 04/30/2029(d)	844,000	946,024
		1,578,028
Construction Materials - 0.10%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031(d)	510,000	539,036

Consumer Finance - 3.43%
Ally Financial, Inc., 6.700%, 02/14/2033	870,000	906,738

	Principal
	Amount	Value
Consumer Finance (continued)
Atlanticus Holdings Corp., 9.750%, 09/01/2030(d)	$802,000	$797,590
Azorra Finance, Ltd., 7.250%, 01/15/2031(d)	304,000	317,312
Credit Acceptance Corp., 6.625%, 03/15/2030(d)	1,530,000	1,535,409
Encore Capital Group, Inc., 6.625%, 04/15/2031(d)	711,000	709,375
Enova International, Inc., 9.125%, 08/01/2029(d)	1,830,000	1,923,381
FirstCash, Inc.:
4.630%, 09/01/2028(d)	3,165,000	3,105,796
5.625%, 01/01/2030(d)	11,000	10,993
goeasy, Ltd.:
7.625%, 07/01/2029(d)	839,000	850,884
6.875%, 05/15/2030(d)	1,639,000	1,632,050
7.375%, 10/01/2030(d)	50,000	50,290
6.875%, 02/15/2031(d)	960,000	930,700
Jefferson Capital Holdings LLC, 8.250%, 05/15/2030(d)	310,000	324,475
Navient Corp.:
9.380%, 07/25/2030	1,514,000	1,674,604
7.875%, 06/15/2032	508,000	535,182
OneMain Finance Corp.:
6.625%, 05/15/2029	281,000	289,183
6.125%, 05/15/2030	339,000	343,558
6.500%, 03/15/2033	176,000	176,498
PRA Group, Inc., 8.380%, 02/01/2028(d)	127,000	129,998
PROG Holdings, Inc., 6.000%, 11/15/2029(d)	810,000	796,161
SLM Corp., 6.500%, 01/31/2030	631,000	658,053
Synchrony Financial, 7.250%, 02/02/2033	1,577,000	1,683,611
		19,381,841
Containers & Packaging - 0.72%
Cascades, Inc./Cascades USA, Inc., 6.750%, 07/15/2030(d)	1,243,000	1,267,077
Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027(d)	800,000	808,843
OI European Group BV, 4.750%, 02/15/2030(d)	630,000	601,778
Owens-Brockway Glass Container, Inc., 7.375%, 06/01/2032(d)	618,000	624,755
Sealed Air Corp., 4.000%, 12/01/2027(d)	80,000	78,578
TriMas Corp., 4.125%, 04/15/2029(d)	705,000	684,036
		4,065,067
Diversified Consumer Services - 0.24%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(d)	529,000	527,696
Carriage Services, Inc., 4.250%, 05/15/2029(d)	790,000	749,140
Service Corp. International, 3.375%, 08/15/2030	80,000	74,200
		1,351,036
Diversified Financial Services - 0.17%
Acuris Finance US, Inc. / Acuris Finance SARL, 9.000%, 08/01/2029(d)	340,000	355,589
Burford Capital Global Finance LLC, 7.500%, 07/15/2033(d)	575,000	585,839
		941,428
Diversified REITs - 0.06%
RHP Hotel Properties LP / RHP Finance Corp., 4.500%, 02/15/2029(d)	367,000	360,230

Diversified Telecommunication Services - 0.31%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.000%, 02/15/2031(d)	1,135,000	1,134,185
Viasat, Inc., 7.500%, 05/30/2031(d)	274,000	257,464
Virgin Media Finance PLC, 5.000%, 07/15/2030(d)	357,000	331,897
		1,723,546
Electric Utilities - 0.03%
Leeward Renewable Energy Operations LLC, 4.250%, 07/01/2029(d)	159,000	150,390

Electrical Equipment - 0.19%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.000%, 05/21/2030(d)	392,000	406,426

	Principal
	Amount	Value
Electrical Equipment (continued)
Sensata Technologies BV, 4.000%, 04/15/2029(d)	$666,000	$639,934
		1,046,360
Electronic Equipment, Instruments & Components - 0.09%
Crane NXT Co., 4.200%, 03/15/2048	100,000	66,100
Qnity Electronics, Inc.:
5.750%, 08/15/2032(d)	273,000	275,423
6.250%, 08/15/2033(d)	192,000	196,308
		537,831
Energy Equipment & Services - 1.80%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.500%, 10/01/2030(d)	310,000	328,735
Precision Drilling Corp., 6.875%, 01/15/2029(d)	840,000	845,138
Tidewater, Inc., 9.125%, 07/15/2030(d)	1,206,000	1,294,194
Transocean Inc Rig., 7 7/8 10/15/32 10/15/2032	6,000	6,000
Transocean International, Ltd.:
8.250%, 05/15/2029(d)	2,118,000	2,089,823
7.500%, 04/15/2031	80,000	74,304
8.500%, 05/15/2031(d)	160,000	156,922
USA Compression Partners LP / USA Compression Finance Corp.:
7.125%, 03/15/2029(d)	2,369,000	2,444,865
6.250%, 10/01/2033(d)	217,000	217,966
Valaris, Ltd., 8.380%, 04/30/2030(d)	2,320,000	2,409,434
Viridien, 10.000%, 10/15/2030(d)	265,000	272,609
		10,139,990
Entertainment - 0.17%
Live Nation Entertainment, Inc., 3.750%, 01/15/2028(d)	80,000	78,253
Warnermedia Holdings, Inc., 4.279%, 03/15/2032	935,000	857,862
		936,115
Equipment Leasing - 0.01%
United Rentals North America, Inc., 4.000%, 07/15/2030	80,000	76,595

Financial Services - 1.29%
Burford Capital Global Finance LLC, 9.250%, 07/01/2031(d)	569,000	605,311
Freedom Mortgage Corp., 12.250%, 10/01/2030(d)	444,000	495,676
Freedom Mortgage Holdings LLC:
9.250%, 02/01/2029(d)	270,000	284,293
8.375%, 04/01/2032(d)	294,000	308,400
Park River Holdings, Inc., 8.000%, 03/15/2031(d)	178,000	180,374
PennyMac Financial Services, Inc.:
4.250%, 02/15/2029(d)	2,111,000	2,044,852
6.875%, 05/15/2032(d)	415,000	430,348
6.750%, 02/15/2034(d)	1,030,000	1,051,528
Rfna LP, 7.875%, 02/15/2030(d)	70,000	71,382
TrueNoord Capital DAC, 8.750%, 03/01/2030(d)	270,000	287,139
UWM Holdings LLC, 6.625%, 02/01/2030(d)	220,000	223,996
Weatherford International, Ltd., 6.750%, 10/15/2033(d)	1,305,000	1,306,724
		7,290,023
Food & Staples Retailing - 0.08%
United Natural Foods, Inc., 6.750%, 10/15/2028(d)	433,000	434,308

Food Products - 0.50%
Post Holdings, Inc.:
4.625%, 04/15/2030(d)	1,965,000	1,896,554
4.500%, 09/15/2031(d)	1,000,000	935,249
		2,831,803
Gas Utilities - 0.57%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.500%, 06/01/2030(d)	452,000	473,578
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(d)	1,190,000	1,133,041

	Principal
	Amount	Value
Gas Utilities (continued)
Superior Plus LP / Superior General Partner, Inc., 4.500%, 03/15/2029(d)	$1,203,000	$1,161,577
Venture Global Plaquemines LNG LLC:
6.500%, 01/15/2034(d)	279,000	293,866
6.750%, 01/15/2036(d)	159,000	168,985
		3,231,047
Ground Transportation - 0.66%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
8.250%, 01/15/2030(d)	2,379,000	2,469,782
8.375%, 06/15/2032(d)	341,000	356,954
Hertz Corp.:
4.625%, 12/01/2026(d)	246,000	242,272
12.625%, 07/15/2029(d)	219,000	232,378
5.000%, 12/01/2029(d)	569,000	454,454
		3,755,840
Health Care Equipment & Supplies - 0.17%
Hologic Inc Holx 4 5/8 02/01/28, 4.625%, 02/01/2028(d)	940,000	933,809

Health Care Providers & Services - 0.96%
AdaptHealth LLC, 4.625%, 08/01/2029(d)	618,000	585,101
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(d)	1,040,000	827,757
6.125%, 04/01/2030(d)	700,000	508,346
DaVita, Inc., 4.625%, 06/01/2030(d)	767,000	735,706
Encompass Health Corp.:
4.500%, 02/01/2028	1,718,000	1,704,868
4.625%, 04/01/2031	452,000	440,120
Global Medical Response, Inc., 7.375%, 10/01/2032(d)	298,000	306,921
MPH Acquisition Holdings LLC, 5.750%, 12/31/2030(d)	330,000	288,414
		5,397,233
Health Care REITs - 0.92%
Diversified Healthcare Trust:
4.750%, 02/15/2028	1,590,000	1,517,132
7.250%, 10/15/2030(d)	148,000	150,602
4.375%, 03/01/2031	520,000	459,816
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 08/01/2029	3,639,000	3,039,800
		5,167,350
Hotel & Resort REITs - 0.11%
Service Properties Trust, 4.375%, 02/15/2030	720,000	612,628

Hotels, Restaurants & Leisure - 0.98%
1011778 BC ULC / New Red Finance, Inc., 3.875%, 01/15/2028(d)	80,000	78,195
Boyd Gaming Corp., 4.750%, 06/15/2031(d)	50,000	48,242
Churchill Downs, Inc., 4.750%, 01/15/2028(d)	373,000	368,293
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 01/15/2029(d)	210,000	200,036
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/2029(d)	310,000	306,772
Hilton Domestic Operating Co., Inc.:
5.875%, 04/01/2029(d)	59,000	60,259
3.750%, 05/01/2029(d)	874,000	841,404
4.000%, 05/01/2031(d)	80,000	75,768
5.750%, 09/15/2033(d)	989,000	1,002,920
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.:
5.000%, 06/01/2029(d)	300,000	288,719
4.875%, 07/01/2031(d)	30,000	28,019
Travel + Leisure Co.:
4.625%, 03/01/2030(d)	342,000	329,888
6.125%, 09/01/2033(d)	379,000	378,191
Voyager Parent LLC, 9.250%, 07/01/2032(d)	471,000	498,393
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027(d)	70,000	69,973
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.125%, 02/15/2031(d)	820,000	883,280

	Principal
	Amount	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 4.750%, 01/15/2030(d)	$80,000	$79,620
		5,537,972
Household Durables - 0.86%
Beazer Homes USA, Inc., 7.500%, 03/15/2031(d)	77,000	78,122
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC:
5.000%, 06/15/2029(d)	350,000	333,861
4.875%, 02/15/2030(d)	100,000	93,880
Century Communities, Inc., 6.625%, 09/15/2033(d)	418,000	421,973
M/I Homes, Inc., 3.950%, 02/15/2030	615,000	588,833
Somnigroup International, Inc., 4.000%, 04/15/2029(d)	2,313,000	2,223,088
Taylor Morrison Communities, Inc., 5.750%, 01/15/2028(d)	832,000	844,319
Tri Pointe Homes, Inc., 5.700%, 06/15/2028	268,000	273,651
		4,857,727
Industrial Conglomerates - 0.53%
Dcli Bidco LLC, 7.750%, 11/15/2029(d)	310,000	322,624
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
10.000%, 11/15/2029(d)	2,278,000	2,290,911
9.000%, 06/15/2030	365,000	352,249
		2,965,784
Insurance - 0.11%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.875%, 11/01/2029(d)	350,000	365,558
Nassau Cos. of New York, 7.875%, 07/15/2030(d)	257,000	262,695
		628,253
Interactive Media & Services - 0.31%
Cars.com, Inc., 6.375%, 11/01/2028(d)	500,000	498,427
Dotdash Meredith, Inc., 7.625%, 06/15/2032(d)	270,000	267,719
Match Group Holdings II LLC, 6.125%, 09/15/2033(d)	156,000	157,493
ZipRecruiter, Inc., 5.000%, 01/15/2030(d)	996,000	802,735
		1,726,374
IT Services - 0.21%
CoreWeave, Inc., 9.000%, 02/01/2031(d)	1,149,000	1,179,022

Life Sciences Tools & Services - 0.07%
Star Parent, Inc., 9.000%, 10/01/2030(d)	380,000	402,208

Machinery - 0.78%
Allison Transmission, Inc., 3.750%, 01/30/2031(d)	1,858,000	1,717,994
ATS Corp., 4.125%, 12/15/2028(d)	11,000	10,550
JB Poindexter & Co., Inc., 8.750%, 12/15/2031(d)	290,000	304,095
Mueller Water Products, Inc., 4.000%, 06/15/2029(d)	947,000	912,793
Park-Ohio Industries, Inc., 8.500%, 08/01/2030(d)	360,000	373,525
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029(d)	1,050,000	1,021,120
Titan International, Inc., 7.000%, 04/30/2028	50,000	50,102
		4,390,179
Marine Transportation - 0.07%
Stena International SA:
7.250%, 01/15/2031(d)	300,000	306,118
7.625%, 02/15/2031(d)	80,000	82,473
		388,591
Media - 1.59%
AMC Networks, Inc., 4.250%, 02/15/2029	9,000	7,838
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028(d)	1,411,000	1,409,690

	Principal
	Amount	Value
Media (continued)
CSC Holdings LLC:
7.500%, 04/01/2028(d)	$110,000	$79,757
11.750%, 01/31/2029(d)	540,000	454,447
6.500%, 02/01/2029(d)	590,000	436,580
5.750%, 01/15/2030(d)	200,000	76,382
4.125%, 12/01/2030(d)	150,000	98,350
EchoStar Corp., 10.750%, 11/30/2029	1,110,000	1,222,054
Gray Media, Inc.:
4.750%, 10/15/2030(d)	1,000,000	768,750
5.375%, 11/15/2031(d)	510,000	383,460
9.625%, 07/15/2032(d)	570,000	582,833
Lamar Media Corp.:
3.750%, 02/15/2028	638,000	620,832
5.375%, 11/01/2033(d)	1,250,000	1,242,367
Nexstar Media, Inc., 4.750%, 11/01/2028(d)	317,000	309,669
Sinclair Television Group, Inc., 5.500%, 03/01/2030(d)	186,000	158,797
Univision Communications, Inc., 8.500%, 07/31/2031(d)	1,100,000	1,136,819
		8,988,625
Metals & Mining - 1.17%
Alumina Pty, Ltd., 6.375%, 09/15/2032(d)	290,000	297,536
Cleveland-Cliffs, Inc.:
7.500%, 09/15/2031(d)	363,000	374,408
7.375%, 05/01/2033(d)	610,000	623,219
7.625%, 01/15/2034(d)	539,000	555,741
Compass Minerals International, Inc., 8.000%, 07/01/2030(d)	536,000	560,670
Fortescue Treasury Pty, Ltd.:
4.375%, 04/01/2031(d)	80,000	76,435
6.125%, 04/15/2032(d)	50,000	51,705
Iamgold Corp, 5.750%, 10/15/2028(d)	70,000	69,973
Mineral Resources, Ltd.:
9.250%, 10/01/2028(d)	632,000	663,005
8.500%, 05/01/2030(d)	750,000	780,742
7.000%, 04/01/2031(d)	1,040,000	1,054,109
New Gold, Inc., 6.875%, 04/01/2032(d)	70,000	73,377
SunCoke Energy, Inc., 4.880%, 06/30/2029(d)	995,000	930,893
Taseko Mines, Ltd., 8.250%, 05/01/2030(d)	490,000	519,593
		6,631,406
Mortgage Real Estate Investment Trusts (REITs) - 1.15%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(d)	320,000	307,780
Arbor Realty SR, Inc., 7.875%, 07/15/2030(d)	258,000	271,383
Rithm Capital Corp.:
8.000%, 04/01/2029(d)	1,440,000	1,475,045
8.000%, 07/15/2030(d)	1,119,000	1,146,533
Starwood Property Trust, Inc.:
7.250%, 04/01/2029(d)	750,000	788,471
6.000%, 04/15/2030(d)	600,000	609,605
6.500%, 07/01/2030(d)	850,000	879,868
6.500%, 10/15/2030(d)	70,000	72,483
5.750%, 01/15/2031	962,000	962,604
		6,513,772
Office REITs - 0.27%
Brandywine Operating Partnership LP, 8.875%, 04/12/2029	1,408,000	1,529,489

Oil, Gas & Consumable Fuels - 5.01%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.630%, 06/15/2029(d)	850,000	900,394
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
5.375%, 06/15/2029(d)	210,000	209,385
5.750%, 10/15/2033(d)	541,000	538,939
Baytex Energy Corp., 8.500%, 04/30/2030(d)	1,626,000	1,673,071
BKV Upstream Midstream LLC, 7.500%, 10/15/2030(d)	196,000	196,008

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP, 4.500%, 03/01/2028(d)	$700,000	$691,814
California Resources Corp.:
8.250%, 06/15/2029(d)	1,350,000	1,408,907
7.000%, 01/15/2034(d)	777,000	772,137
Civitas Resources, Inc., 9.625%, 06/15/2033(d)	130,000	137,411
CNX Resources Corp., 6.000%, 01/15/2029(d)	175,000	175,199
Comstock Resources, Inc., 6.750%, 03/01/2029(d)	1,200,000	1,198,874
CVR Energy, Inc., 8.500%, 01/15/2029(d)	2,068,000	2,115,188
Delek Logistics Partners LP / Delek Logistics Finance Corp.:
8.630%, 03/15/2029(d)	1,541,000	1,608,111
7.375%, 06/30/2033(d)	1,104,000	1,123,492
Energean PLC, 6.500%, 04/30/2027(d)	300,000	298,969
Gulfport Energy Operating Corp., 6.750%, 09/01/2029(d)	1,367,000	1,404,515
Harvest Midstream I LP, 7.500%, 05/15/2032(d)	70,000	71,737
Hess Midstream Operations LP:
5.875%, 03/01/2028(d)	610,000	622,203
5.130%, 06/15/2028(d)	1,502,000	1,501,475
6.500%, 06/01/2029(d)	120,000	123,836
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(d)	40,000	38,672
6.250%, 04/15/2032(d)	630,000	604,824
8.375%, 11/01/2033(d)	280,000	294,270
Karoon USA Finance, Inc., 10.500%, 05/14/2029(d)	650,000	680,616
Kraken Oil & Gas Partners LLC, 7.625%, 08/15/2029(d)	310,000	307,519
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032(d)	839,000	861,628
MEG Energy Corp., 5.875%, 02/01/2029(d)	1,267,000	1,267,892
Murphy Oil Corp., 6.000%, 10/01/2032	190,000	187,577
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.130%, 02/15/2029(d)	320,000	328,337
Northern Oil & Gas, Inc., 8.750%, 06/15/2031(d)	355,000	367,192
PBF Holding Co. LLC / PBF Finance Corp.:
6.000%, 02/15/2028	183,000	182,028
9.875%, 03/15/2030(d)	1,649,000	1,729,606
7.875%, 09/15/2030(d)	627,000	619,595
Sunoco LP / Sunoco Finance Corp.:
7.000%, 09/15/2028(d)	1,000,000	1,031,663
4.500%, 05/15/2029	1,593,000	1,555,210
Talos Production, Inc.:
9.000%, 02/01/2029(d)	105,000	108,650
9.375%, 02/01/2031(d)	1,049,000	1,093,395
Wildfire Intermediate Holdings LLC, 7.500%, 10/15/2029(d)	280,000	283,605
		28,313,944
Personal Care Products - 0.23%
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 06/01/2029(d)	1,443,000	1,275,961

Pharmaceuticals - 0.11%
Prestige Brands, Inc., 3.750%, 04/01/2031(d)	666,000	613,935

Professional Services - 0.32%
ASGN, Inc., 4.625%, 05/15/2028(d)	525,000	515,816
Clarivate Science Holdings Corp., 4.875%, 07/01/2029(d)	490,000	463,512
Science Applications International Corp., 4.880%, 04/01/2028(d)	840,000	832,224
		1,811,552
Real Estate Management & Development - 0.30%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 08/01/2033(d)	315,000	317,987
Five Point Operating Co. LP, 8.000%, 10/01/2030(d)	160,000	162,463
Howard Hughes Corp.:
4.125%, 02/01/2029(d)	1,010,000	969,733
4.380%, 02/01/2031(d)	270,000	253,367
		1,703,550

	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment - 0.93%
AMS-OSRAM AG, 12.250%, 03/30/2029(d)	$1,595,000	$1,717,946
Kioxia Holdings Corp.:
6.250%, 07/24/2030(d)	851,000	868,985
6.625%, 07/24/2033(d)	2,596,000	2,671,686
		5,258,617
Software - 1.34%
Cloud Software Group, Inc.:
6.500%, 03/31/2029(d)	1,540,000	1,555,585
6.630%, 08/15/2033(d)	201,000	204,817
Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028(d)	696,000	699,683
Fair Isaac Corp., 4.000%, 06/15/2028(d)	3,690,000	3,593,041
Open Text Holdings, Inc., 4.125%, 02/15/2030(d)	565,000	535,929
Pagaya US Holdings Co. LLC, 8.875%, 08/01/2030(d)	1,029,000	960,714
		7,549,769
Specialty Retail - 0.71%
PetSmart LLC / PetSmart Finance Corp., 7.500%, 09/15/2032(d)	588,000	590,344
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/2029(d)	290,000	304,465
Wayfair LLC:
7.250%, 10/31/2029(d)	1,819,000	1,880,010
7.750%, 09/15/2030(d)	1,177,000	1,237,316
		4,012,135
Technology Hardware, Storage & Peripherals - 0.01%
Seagate Data Storage Technology Pte, Ltd., 9.625%, 12/01/2032(d)	70,000	79,349

Textiles, Apparel & Luxury Goods - 0.19%
Wolverine World Wide, Inc., 4.000%, 08/15/2029(d)	1,158,000	1,061,121

Thrifts & Mortgage Finance - 0.10%
Sabre GLBL, Inc., 10.750%, 11/15/2029(d)	165,000	160,075
Twilio, Inc., 3.625%, 03/15/2029	80,000	76,325
United Wholesale Mortgage LLC, 5.500%, 04/15/2029(d)	350,000	345,472
		581,872
Trading Companies & Distributors - 0.08%
Alta Equipment Group, Inc., 9.000%, 06/01/2029(d)	70,000	65,402
Veritiv Operating Co., 10.500%, 11/30/2030(d)	370,000	397,557
		462,959
Transportation Infrastructure - 0.03%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 03/01/2029(d)	190,000	185,437

TOTAL CORPORATE BONDS
(Cost $200,011,707)		205,067,573

	Shares	Value
COMMON STOCK - 0.45%
Diversified Consumer Services - 0.00%(e)
Loyalty Ventures Inc(c)(f)	1,353,511	13,535

Energy Equipment & Services - 0.22%
Brock Holdings III Inc.(c)(f)	164,832	–
Total Safety Holdings, LLC(c)(f)	2,951	1,106,625
Utex Industries Holdings, LLC(f)	3,182	123,502
		1,230,127

	Shares	Value
Health Care Providers & Services - 0.23%
Envision Healthcare Corp. Equity(f)	79,338	$1,272,714

TOTAL COMMON STOCK
(Cost $9,129,123)		2,516,376

WARRANTS - 0.00%(e)
Energy Equipment & Services - 0.00%(e)
Utex Industries Holdings, LLC expires 12/31/2049 at $114.76(c)	7,955	3,182

TOTAL WARRANTS
(Cost $0)		3,182

SHORT TERM INVESTMENTS - 0.15%
Open-end Investment Companies - 0.15%
Fidelity Treasury Portfolio
(4.01% 7-Day Yield)	857,934	857,934

TOTAL SHORT TERM INVESTMENTS
(Cost $857,934)		857,934

Total Investments- 158.72%
(Cost $908,266,466)		896,064,184

Liabilities in Excess of Other Assets - (0.98)%		(5,508,852)

Mandatory Redeemable Preferred Shares - (7.97)%
(liquidation preference plus distributions payable on term preferred shares)		(45,000,000)

Leverage Facility - (49.77)%		(281,000,000)

Net Assets - 100.00%		$564,555,332

Amounts above are shown as a percentage of net assets as of September 30, 2025.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%

3M US SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

6M US SOFR - 6 Month SOFR as of September 30, 2025 was 4.37%

6M CME TERM SOFR - 6M CME TERM SOFR as of September 30, 2025 was 3.85%

12M CME TERM SOFR - 12M CME TERM SOFR as of September 30, 2025 was 3.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2025, is based on the reference rate plus the displayed spread as of the security’s last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	A portion of this position was not funded as of September 30, 2025. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2025, the Fund has unfunded delayed draw loans in the amount of $1,293,377. Fair value of these unfunded delayed draws was $1,296,243. Additional information is provided in Note 4 General Commitments and Contingencies.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $191,575,300, which represented approximately 33.93% of net assets as of September 30, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Amount represents less than 0.005% of net assets.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Strategic Credit 2027 Term Fund (“BGB”, the “Fund”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGB. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of BGB. Pursuant to BGB’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution, a majority of BGB’s Board of Trustees (the “Board”), with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of BGB may be extended by a period of two years or such shorter time as may be determined. The dissolution date of BGB may be extended an unlimited number of times.

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB as of September 25, 2015 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. BGB will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (’’Senior Secured Loans’’) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined in Note 3) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as the valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2025:

Blackstone Strategic Credit 2027 Term Fund

		Level 2 - Significant	Level 3 - Significant
Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$15,709,949	$2,150,320	$17,860,269
Commercial Services & Supplies	–	32,425,509	4,840,331	37,265,840
Financial Services	–	9,709,432	4,437,929	14,147,361
IT Services	–	3,253,119	3,562,883	6,816,002
Machinery	–	20,016,558	3,576,537	23,593,095
Oil, Gas & Consumable Fuels	–	12,274,607	773,914	13,048,521
Professional Services	–	48,428,827	4,063,320	52,492,147
Trading Companies & Distributors	–	7,834,498	2,631,575	10,466,073
Other	–	511,929,811	–	511,929,811
Corporate Bonds	–	205,067,573	–	205,067,573
Common Stock
Diversified Consumer Services	–	–	13,535	13,535
Energy Equipment & Services	–	123,502	1,106,625	1,230,127
Health Care Providers & Services	–	1,272,714	–	1,272,714
Warrants
Energy Equipment & Services	–	–	3,182	3,182
Short Term Investments	857,934	–	–	857,934
Total	$857,934	$868,046,099	$27,160,151	$896,064,184

Other Financial Instruments
Assets
Net Unrealized Appreciation on Unfunded Loan Commitments	–	6,626	–	6,626
Total	–	6,626	–	6,626

*	Refer to each Fund’s Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2025, the Fund’s outstanding borrowings of $281,000,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BGB has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

	Floating Rate			Unfunded Loan
Blackstone Strategic Credit 2027 Term Fund	Loan Interests	Common Stock	Warrants	Commitments	Total
Balance as of December 31, 2024	$27,689,006	$1,106,625	$3,182	$4,977	$28,803,790
Accrued discount/ premium	2,537,681	–	–	–	2,537,681
Realized Gain/(Loss)	(40,286)	–	–	–	(40,286)
Change in Unrealized Appreciation/(Depreciation)	(239,967)	13,535	–	(4,977)	(231,409)
Purchases(1)	12,772,235	–	–	–	12,772,235
Sales Proceeds(2)	(16,034,721)	–	–	–	(16,034,721)
Transfer into Level 3	8,403,214	–	–	–	8,403,214
Transfer out of Level 3	(9,050,353)	–	–	–	(9,050,353)
Balance as of September 30, 2025	$26,036,809	$1,120,160	$3,182	$–	$27,160,151
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2025	$(746,935)	$13,535	$–	$(4,977)	$(738,377)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of September 30, 2025:

Blackstone Strategic Credit 2027 Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$26,036,809	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	–	Performance Multiple Methodology	EBITDA Multiple	7.38x
	1,120,160	Third-party vendor pricing service	Broker quotes	N/A
Warrants	3,182	Third-party vendor pricing service	Broker quotes	N/A

A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Broker Quotes	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes, and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines “Managed Assets” as total assets (including “effective leverage” (meaning leverage incurred through total return swaps, securities lending arrangements, credit default swaps or other derivative transactions) and “traditional leverage” (meaning borrowing money or issuing preferred shares (but will not issue auction rate preferred shares), debt securities or commercial paper, or entering into similar transactions)). At September 30, 2025, 100.24% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans. The Fund may invest in assignments or participations of Senior Secured Loans made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2025, BGB had invested $20,533,478 in second lien secured loans. Second lien secured loans are considered Senior Secured Loans for BGB.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, BGB had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

			Unrealized
Borrower	Par Value	Fair Value	Appreciation / (Depreciation)
Azuria Water Solution Inc., First Lien Term Loan	$154,987	$155,374	$387
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan	83,479	83,444	573
Cohnreznick Advisory LLC., First Lien Term Loan	431,169	432,518	3,386
Hanger Inc., First Lien Term Loan	146,149	146,642	493
June Purchaser/Janney Montgomery 9/24 Delayed TL 1., First Lien Term Loan	173,663	174,388	723
Kaman 1/25 Delayed TL 1L., First Lien Term Loan	189,879	189,489	224
R1 RCM 10/24 Cov-Lite., First Lien Term Loan	8,694	8,701	1
Secretariat Advisors LLC., First Lien Term Loan	105,357	105,687	839
Total	$1,293,377	$1,296,243	$6,626

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGB’s valuation policies. For the period ended September 30, 2025, BGB recorded a net decrease in unrealized appreciation on unfunded loan commitments totaling $13,139.

NOTE 5. LEVERAGE

The Fund terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $315 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate.

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. At September 30, 2025, BGB had borrowings outstanding under its Leverage Facility of $281,000,000, at an interest rate of 5.47%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2025, the average borrowings under BGB’s Leverage Facility and the weighted average interest rate were $285,216,117 and 5.53%, respectively. During the period ended September 30, 2025, the Fund incurred $59,772 for commitment fees on undrawn amounts.

On July 27, 2016, BGB issued 45,000 7-year mandatory redeemable preferred shares (the “Series A MRPS”) with a total liquidation value of $45,000,000. As of February 11, 2021, the Series A MRPS were rated “AA” by Fitch Ratings. On February 12, 2021, Fitch Ratings downgraded the ratings on the Series A MRPS to “A”. The downgrade was driven by changes to Fitch Ratings’ rating criteria for closed-end funds, rather than by any fundamental changes to the Fund’s credit profile. The dividend rate on the Fund’s Series A MRPS would have increased if the credit rating for the Fund were downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the Series A MRPS was July 27, 2023, and on that date, BGB redeemed all of its outstanding Series A MRPS at liquidation value in the amount of $45,000,000. Prior to redemption, BGB made quarterly dividend payments on the Series A MRPS at an annual dividend rate of 3.61%. On July 25, 2023 BGB issued 45,000 4-year mandatory redeemable preferred shares (the “Series B MRPS” and together with the Series A MRPS, the “MRPS”) with a par value of $0.001 per share and a total liquidation value of $45,000,000. As of July 25, 2023, the Series B MRPS were rated “A” by Fitch Ratings. The Series B MRPS are redeemable on July 25, 2027 and pay quarterly distributions at an annual dividend rate of 6.60%. The dividend rate on the Fund’s Series B MRPS will increase if the Fund’s credit rating is downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used substantially all of the proceeds of the offering to fund the redemption payment for the Series A MRPS. Due to the terms of the Series B MRPS, face value approximates fair value at September 30, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2).

Under the Agreement and the governing documents of the Series B MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings and 225% asset coverage over borrowings plus Series B MRPS. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2025, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if BGB did not use leverage because the fees paid are calculated on the basis of BGB’s Managed Assets, which include the assets purchased through leverage. As of September 30, 2025, BGB’s leverage represented 31.55% of the Fund’s Managed Assets. The leverage amounts in BGB include 5.05% of Managed Assets attributable to the “Series B” MRPS.